UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock Lane

Libertyville, Illinois                      60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock Lane

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

ANNUAL REPORT

MARCH 31, 2006

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

FORESTER VALUE FUND

Letter to Shareholders

Dear Fellow Shareholder:

The Forester Value Fund celebrates its sixth consecutive positive year.  Given where stocks went in 2002, 2001 and 2000, that is an enviable record.  For the year ended March 31, 2006, the Value Fund returned 5.7% versus 9.7% for the S&P 500.  Since inception, the Value Fund has returned 6.6% annualized while the S&P 500 has returned 0.6% annualized.  The returns were due to strong stock selection, but were held back by hedging costs.

The Fund generally buys stocks with exceptional appreciation potential, due to the stock's price being significantly below the intrinsic value of the company.  The Fund views these stocks as bargain stocks.

Fedex is a stock that was beaten down in June of last year.  Investors were fearful of rising fuel costs and a slowing economy due to the same rising oil costs.  Such fears were fully reflected in the price of the stock which got down to $83.  Analysts were expecting earnings of about $5.50 per share.  So a strong growing, premium franchise like Fedex was only valued at 15 times earnings.  At the end of March, the stock was trading for nearly $113.

Archer Daniels Midland Company is an Agri-business that makes foodstuffs out of agricultural products.  It also converts corn to Ethanol.  It has about 50% of this market.  Given the high price of oil, it has seen increasing demand for its products.  Congress also passed a law encouraging Ethanol use as a way of reducing our dependency on foreign oil.  ADM returned 37% for the fiscal year.

Hedging costs held back the performance of the fund over the past fiscal year.  We only hedge when we have concerns about future economic fundamentals.  If these concerns are realized, the hedges help keep the Fund from dropping as much as the market.  If the concerns do not come to pass in the short term, the hedges are a cost.

Most recently, in May, 2006, the Dow dropped 500 points.  The Fund however stayed stable.  This was due in part to the hedges.

We will continue buying good stocks with exceptional appreciation potential.  However, there are some concerns on the horizon.  The housing boom which kept us from a nasty recession in 2002-2003 is over.  Durable items like homes and the appliances that go into them last a long time.  When times are good people buy them.  When times are not so good, consumers can, and do, hold off on buying durables.  Often times this causes a recession.  Companies earnings can drop during these times, which puts pressure on stock prices.  At times like this we hedge, trying to limit downside to the fund.

As Warren Buffett is attributed as saying, there are 3 rules to investing: 1) Don’t lose money; 2) Don’t lose money; and 3) Don’t lose money.  So far, so good.

Thank you for investing with us.

Best wishes,

Thomas H. Forester, President

FORESTER FUNDS

THE FORESTER VALUE FUND RETURNS

SINCE

FUND/INDEX

1-YEAR

3-YEAR

INCEPTION

Forester Value Fund

5.65%

9.22%

6.63%

S&P 500 Stock Index

9.69%

16.49%

0.63%

The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).

PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE THE FORESTER VALUE FUND

THE FORESTER VALUE FUND

GRAPHICAL ILLUSTRATION

MARCH 31, 2006

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

THE FORESTER VALUE FUND

		Schedule of Investments
	March 31, 2006
Shares/Principal Amount		Market Value	% of Net Assets

Bottled & Canned Soft Drinks
4,500	Coca Cola Enterprises, Inc.	$ 91,530	3.03%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
2,000	Heinz H.J. Co.	75,840	2.51%

Commercial Banks, NEC
1,940	Citigroup	91,626	3.03%

Electric & Other Services Comb.
970	Exelon Corp.	51,313	1.70%

Fats & Oils
1,060	Archer Daniels-Midland Co.	35,669	1.18%

Fire, Marine & Casualty Insurance
1,260	American International Group, Inc.	83,273
2,000	St. Paul Travelers Co.	83,580
320	Hartford Financial	25,776
		192,629	6.37%
Food And Kindred Products
1,190	Altria Group, Inc.	84,323
4,620	Sara Lee Corp.	82,606
		166,929	5.52%
Misc Industrial & Commercial Machinery and Equipment
360	Eaton Corp.	26,269	0.87%

Men's & Boys' Furnishings, Work Clothing, & Allied Garmets
1,400	V.F. Corp.	79,660	2.63%

Motor Vehicles & Passenger Car Bodies
5,000	Ford Motor Corp.	39,800	1.32%

National Commercial Banks
2,070	Bank of America Corp.	94,268
1,610	Wachovia Corp.	90,241
		184,509	6.10%
Petroleum Refining
670	Chevron Corp.	38,840
540	Conoco Phillips	34,101
		72,941	2.41%
Pharmaceutical Preparations
3,460	Pfizer Inc.	86,223
1,300	Johnson & Johnson	76,986
1,940	Wyeth	94,129
		257,338	8.51%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
1,000	Dow Chemical	40,600	1.34%

THE FORESTER VALUE FUND

		Schedule of Investments
	March 31, 2006 (Continued)
Shares/Principal Amount		Market Value	% of Net Assets

Plastic Products, NEC
3,000	Newell Rubbermaid, Inc.	75,570	2.50%

Public Building & Related Furniture
960	Johnson Controls, Inc.	72,893	2.41%

Radiotelephone Communications
500	Dominion Resources, Inc.	34,515	1.14%

Railroads, Line-Haul Operating
330	Union Pacific Corp.	30,805	1.02%

Real Estate Investment Trusts
1,420	Equity Office Properties	47,684	1.58%

Retail - Deparment Stores
1,300	J.C. Penney Co.	78,533
1,500	Kohls Corporation	79,515
		158,048	5.23%
Retail - Eating Places
2,130	McDonalds Corp.	73,187	2.42%

Retail - Family Clothing Stores
2,500	Gap, Inc.	46,700	1.54%

Retail - Grocery Store
2,270	Kroger Co.*	46,217	1.53%

Services - Computer Programming
6,000	Novell, Inc.*	46,080	1.52%

Ship & Boat Building & Repairing
800	General Dynamics	51,184	1.69%

Surgical & Medical Instruments
3,220	Boston Scientific Corp.*	74,221	2.45%

Telephone Communications (No Radiotelephone)
1,300	Verizon Communications	44,278	1.46%

Transportation Services
910	FDX Corp.	102,775	3.40%

Wholesale - Drugs, Proprietaries
1,130	Cardinal Health, Inc.	84,208	2.78%

TOTAL COMMON STOCKS (Cost $2,239,545)		2,395,018	79.18%

THE FORESTER VALUE FUND

		Schedule of Investments
March 31, 2006 (Continued)
Shares/Principal Amount		Market Value	% of Net Assets

PUT OPTIONS Common Stock/Expiration/Exercise	Shares Subject
Underlying Security	to Put
Expiration Date/Exercise Price

S & P Depositary Receipts
December 2006 Puts @ 580	3,000	50,100
December 2006 Puts @ 600	2,500	61,000
TOTAL PUTS OPTIONS		111,100	3.67%
(Premiums Paid $158,735)
Short-Term Investments
459,164	First American Treasury Fund Class A 4.50% (a)	459,164	15.18%

TOTAL INVESTMENTS
(Cost $2,857,444)		2,965,282	98.04%

Other Assets Less Liabilities		59,378	1.96%

TOTAL NET ASSETS		$3,024,660	100.00%

* Non-income producing during the period.
(a) Variable rate security; the coupon rate shown represents the yield at the ending March 31, 2006.
The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

Statement of Assets and Liabilities
March 31, 2006

Assets:
Investment Securities at Market Value	$ 2,965,282
(Cost $2,857,444)
Cash	1,000
Receivables:
Dividends	3,876
Interest	3,166
Shareholder Subscriptions	54,838
Total Assets	3,028,162
Liabilities:
Investment Advisory Fees	3,502
Total Liabilities	3,502
Net Assets	$ 3,024,660

Net Assets Consist of:
Paid In Capital	$ 2,942,271
Accumulated Undistributed Net Investment Income	9,719
Accumulated Undistributed Realized Loss on Investments - Net	(35,168)
Unrealized Appreciation in Value of Investments	107,838
Net Assets, for 263,863, Shares Outstanding (Shares Authorized: $1,000,000,000)	$ 3,024,660

Net Asset Value and Redemption Price
$ 11.46

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

Statement of Operations
For the year ended March 31, 2006

Investment Income:
Dividends	$35,553
Interest	12,585
Total Investment Income	48,138
Expenses:
Investment Advisory Fees (Note 2)	26,839

Net Investment Income	21,299

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	7,377
Realized Loss on Options	(40,483)
Net Change in Unrealized Appreciation of Investments	106,280
Net Realized and Unrealized Gain (Loss) on Investments	73,174

Net Increase in Net Assets Resulting from Operations	$94,473

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

Statements of Changes in Net Assets

	For the Years Ended
	3/31/2006	3/31/2005
Increase in Net Assets From Operations:
Net Investment Income	$ 21,299	$ 1,803
Net Realized Gain on Investments	7,377	8,606
Net Realized Gain (Loss) on Options	(40,483)	(3,750)
Net Change in Unrealized Appreciation of Investments	106,280	1,558
Net Increase in Net Assets Resulting from Operations	94,473	8,217

Distributions to Shareholders	(13,070)	(7,279)

Capital Share Transactions	2,565,069	318,615

Total Increase	2,646,472	319,553

Net Assets at Beginning of Period	378,188	58,635
Net Assets at End of Period	$ 3,024,660	$ 378,188

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

Financial Highlights
Selected data for a share outstanding throughout the period:

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	3/31/2006	3/31/2005	3/31/2004	3/31/2003	3/31/2002

Net Asset Value - Beginning of Period	$ 10.91	$ 10.01	$ 10.02	$ 10.00	$ 10.10
Net Investment Income (a)	0.12	0.11	0.03	0.09	0.23
Net Gains or Losses on Securities
(realized and unrealized)	0.50	2.21	(0.01)	0.48	-
Total from Investment Operations	0.62	2.32	0.02	0.57	0.23

Total Distributions	(0.07)	(1.42)	(0.03)	(0.55)	(0.33)

Net Asset Value - End of Period	$ 11.46	$ 10.91	$ 10.01	$ 10.02	$ 10.00

Total Return (b)	5.65%	23.18%	0.24%	5.74%	2.25%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$3,025	$378	$ 59	$ 108	$ 55

Ratio of Expenses to Average Net Assets
After Waiver	1.35%	0.27%	0.00%	0.00%	0.00%
Before Waiver	1.35%	1.37%	34.65%	19.61%	5.02%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.97%	0.30%	0.86%	2.18%

Portfolio Turnover Rate	24%	243%	0%	103%	0%

(a) Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b) Total returns shown assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2006

1.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

SHORT SALES:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTION WRITING:  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

2.) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the year ended March 31, 2006, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the year ended March 31, 2006, the Advisor received advisory fees of $26,839.  The Fund owes the Advisor $3,502 as of March 31, 2006. The Advisor has voluntarily reimbursed the Fund for broker commissions incurred in the purchase and sales of portfolio securities.  These reimbursements have been reflected as an adjustment to the cost and proceeds of the securities purchased and sold in the Fund’s portfolio.  These reimbursements totaled $3,712 for the year ended March 31, 2006.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 1/4 of 1% of the Fund's average net assets.   For the year ended March 31, 2006, no such reimbursements were made.

3.) PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2006 purchases and sales of investment securities (excluding short-term securities) were $2,264,628 and $385,053.  At March 31, 2006 the gross unrealized appreciation for all securities totaled $203,877 and the gross unrealized depreciation for all securities totaled $96,039 for a net unrealized appreciation of $107,838.

For Federal income tax purposes, the cost of investments owned at March 31, 2006 was $2,857,444.

4.) PUT & CALL OPTIONS PURCHASED

As of March 31, 2006 the Fund had put options value at $111,100.

Transactions in call and put options purchased during the year ended March 31, 2006 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2005	-	$ 0
Options purchased	820	447,697
Options written	-	-
Options exercised	-	-
Options expired	(293)	(98,607)
Options terminated in closing purchase transaction	(472)	(190,356)
Options outstanding at March 31, 2006	55	$ 158,735

5.) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended March 31, 2006 and 2005 were as follows:

	2006	2005
Ordinary income	$13,070	$7,279

As of March 31, 2006 the components of distributable earnings on a tax basis were $9,719 of undistributed ordinary income.

6.) CAPITAL SHARE TRANSACTIONS

	Year Ended March 31, 2006	Year Ended March 31, 2005
Shares sold	316,717	30,138
Shares issued in reinvestment of distributions	1,146	667
Shares redeemed	(83,801)	(1,991)
Net increase in shares	234,062	28,814

	Year Ended March 31, 2006	Year Ended March 31, 2005
Proceeds from sales of shares	$3,482,637	333,382
Shares issued in reinvestment of distributions	12,892	7,279
Cost of shares redeemed	(930,460)	(22,046)
Net increase in capital share transactions	2,565,069	318,615

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION

MARCH 31, 2006

Expense Example

As a shareholder of the Forester Value Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 through March 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the 1.00% redemption fee imposed on any redemptions of shares within 30 days of their purchase.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included where applicable, your costs may have been higher.

 The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Forester Value Fund

	Beginning Account	Ending Account	Expenses Paid During the Period*
	Value	Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006

Actual	$1,000.00	$1,038.10	$6.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.20	$6.79

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

MARCH 31, 2006 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2005, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Renewal of Management Agreement - At a board meeting held on March 15, 2006 the Board of Directors, including a majority of independent Directors, determined whether to renew the Advisory Agreement.  The 1940 Act requires that the Board request and evaluate, and that the Advisor provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement.  In approving the most recent annual continuance of the Advisory Agreement, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement.

The principal areas of review by the Directors were the nature and quality of the services provided by the Advisor and the reasonableness of the fees charged for those services.

No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Advisory Agreement.  Rather the Directors concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Fund to continue its Advisory Agreement without modifications to its terms, including the fees charged for services there under.

THE FORESTER VALUE FUND

DIRECTORS AND OFFICERS (UNAUDITED)

MARCH 31, 2006

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Wayne A. Grudem 612 Paddock Lane Libertyville, IL 60048 Age: 57	Director	Indefinite; Since Inception	2	Mr. Grudem has been a Professor at Phoenix Seminary since August, 2001. Before, he was a Professor at Trinity International University for more than five years.
Michael B. Kelley 612 Paddock Lane Libertyville, IL 60048 Age: 45	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for American Hotel Supply since January, 2004 Before, he was a Sales Executive at WW Grainger for more than 5 years

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Thomas H. Forester[1] 612 Paddock Lane Libertyville, IL 60048 Age: 46	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors

The Forester Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Forester Value   Fund, (the "Fund"), a series of The Forester Funds, Inc., including the schedule of investments, as of March 31, 2006 and the related statement of operations, for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audit.  The financial highlights for each of the three years in the period ended March 31, 2004 were audited by other auditors whose reports expressed unqualified opinions on this information.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of March 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Value Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	Sanville & Company
May 16, 2006

Forester Discovery Fund

ANNUAL REPORT

MARCH 31, 2006

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

ANNUAL REPORT

March 31, 2006

This report is submitted for the general information of shareholders of The Forester Discovery Fund.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

FORESTER DISCOVERY FUND

Letter to Shareholders

Dear Fellow Shareholder:

We believe that the next few years will be perfect for our strategy.  We have been patient for stock valuations to become attractive so that future returns will be strong.  We believe that continued patience will pay off handsomely.  The Discovery Fund returned 2.8% versus 24.4% for the MSCI EAFE Net Index and 11.7% for the S&P 500 for the year ended March 31, 2006.  Even after the past two years, we are still ahead of the S&P 500 since inception.

So what do we expect going forward?  We are amazed at the lack of forward thinking in the market.  Housing has been slowing for some time now and it is only now beginning to be reflected in the overall market.  Our view is that the US Federal Reserve successfully engineered a housing boom by lowering rates in 2003.  However, even this housing boom was only able to cause tepid GDP growth.   Now the boom is over and prices are stabilizing and even perhaps declining.  This main engine of growth appears to be over but there is not a substitute on the horizon to take over.  This generally leads to a recession.

In this case, there was a tremendous amount of additional debt added to consumers’ balance sheets.  Much of it at variable rates.  As this debt gets reset at higher rates, it eats into what consumers have to spend.  We believe that over the next 6-12 months consumers will be spending less and the markets will contract.  This is why we are being conservative and defensive.  We note that none other than Warren Buffett and Sir John Templeton have significant weightings in cash.

Thank you for investing with us.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester

President

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND RETURNS

			SINCE
FUND/INDEX	1-YEAR	3-YEAR	INCEPTION
Forester Discovery Fund	2.8%	1.4%	2.4%
MSCI EAFE Net Index	24.4	31.1	4.6
S&P 500 Stock Index	11.7	17.2	0.9

The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).

PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS.  PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost.  Returns shown include the reinvestment of all dividends.

The MSCI EAFE Net Index is an unmanaged, market-weighted index of companies throughout the world, excluding the U.S. and Canada, including net reinvested dividends.  The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance.  All indexes are unmanaged and include reinvested dividends.

THE FORESTER DISCOVERY FUND

EXPENSE EXAMPLE

For the Six Months Ended March 31, 2006

As a shareholder of the Forester Discovery Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

THE FORESTER DISCOVERY FUND
			Expenses
	Beginning	Ending	paid during
	account	account	period
	value	value	10/1/05-
	10/1/05	3/31/06	3/31/06(1)

Actual	$1,000.00	$1,016.65	$6.84

Hypothetical
(5% return
before expenses)	1,000.00	1,018.20	6.79

(1)  The 1.35% expense ratio (before reimbursements) for the Forester Discovery Fund multiplied by the average account value over the period, and multiplied by 0.4986 (to reflect the one-half year period).

SECTOR BREAKDOWN

March 31, 2006

Cash - 100.0%

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

PORTFOLIO OF INVESTMENTS
March 31, 2006

	Percent of	Market
	Net Assets	Value

Other Assets (Schwab US
Treasury Money Fund)	99.92%	$35,829
Accrued Interest	0.08%	58
Net Assets	100.00%	$35,887

At March 31, 2006, cost is $35,829 and unrealized appreciation of securities for federal income tax purposes is $0.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006

ASSETS
Cash and equivalents	$35,829
Accrued interest	58
Total assets	35,887

LIABILITIES	-

NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 3,557 shares issued
and outstanding)	$35,887

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
($35,887 / 3,557 shares)	$10.09

NET ASSETS
At March 31, 2006, net assets consisted of:
Paid-in capital	$35,577
Undistributed net investment income	310
$35,887

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

STATEMENT OF OPERATIONS
For the Year Ended March 31, 2006

INVESTMENT INCOME
Interest income	$997
Total income	997

EXPENSES
Investment advisory fees (Note 2)	477

Total expenses	477
Less: expenses waived by Advisor (Note 2)	(477)
Net expenses	-

Net investment income	997

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain on investments	-
Net change in unrealized appreciation on investments	-

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$ 997

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

STATEMENT OF CHANGES IN NET ASSETS
		For the Years Ended
		March 31,
	2006	2005
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$ 996	$ 455
Net realized gain
on investments	-	-
Change in unrealized appreciation of investments	-	-

Net increase in net assets
resulting from operations	996	455

Distributions to shareholders	(814)	(392)

Capital share transactions (Note 5)	814	(21,608)

Total increase/(decrease)	996	(21,545)

NET ASSETS
Beginning of year	34,891	56,436

End of year	$35,887	$34,891

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

FINANCIAL HIGHLIGHTS

     The Forester Discovery Fund

For the Years  Ended March 31,

	2006	2005	2004	2003	2002
(For a share outstanding throughout each period)

NET ASSET VALUE
Beginning of period	$10.04	$10.02	$10.03	$10.00	$10.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.28	0.09	0.04	0.10	0.23
Net realized and unrealized gain (loss) on
investment transaction	-	-	-	0.06	-

Total from investment operations	0.28	0.09	0.04	0.16	0.23

TOTAL DISTRIBUTIONS	(0.23)	(0.07)	(0.05)	(0.13)	(0.33)

NET ASSET VALUE
End of period	$10.09	$10.04	$10.02	$10.03	$10.00

TOTAL RETURN	2.86%	0.92%	0.42%	1.62%	2.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period	$35,887	$34,891	$56,436	$56,192	$55,308
Ratio of expenses to average net assets
After waiver	0%	0%	0%	0%	0%
Before waiver	1.35%	1.35%	6.33%	5.99%	5.02%
Ratio of net investment income to
average net assets	2.86%	0.85%	0.43%	0.99%	2.18%
Portfolio turnover rate	0%	0%	108%	0%	0%

A)

Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

B)  Total returns shown assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2006

(1)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market.  Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).  Interest income is recorded on the accrual basis.  Bond premiums and discounts are amortized in accordance with Federal income tax regulations.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2006

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates and assumptions.

(2)

TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the year ended March 31, 2006, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, and certain administrative services, and personnel needed by the Fund.  As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.  For the year ended March 31, 2006, the Advisor voluntarily waived advisory fees in the amounts of $477.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.  This expense is limited to 1/4 of 1% of the Fund's average net assets.  For the year ended March 31, 2006, no such reimbursements were made.

(3)

PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $0 and $0, respectively, for the year ended March 31, 2006.

(1)

FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  The U.S. federal income tax basis of the Fund’s investments at March 31, 2006 was $35,829.

The tax character of distributions paid during the fiscal years ended March 31, 2006 and 2005 were as follows:

	2006	2005
Ordinary income	$814	$392

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2006

As of March 31, 2006 the components of distributable earnings on a tax basis were $310 of undistributed ordinary income.

(2)

CAPITAL SHARE TRANSACTIONS:

	2006	2005

Shares sold	-	4,980
Shares issued in reinvestment
of distributions	82	39
Shares redeemed	-	(7,178)
Net increase/(decrease) in shares	82	(2,159)

Value of shares sold	$ -	$50,000
Value of shares issued in rein-
vestment of distributions	814	392
Value of shares redeemed	-	(72,000)
Net increase (decrease) in value of shares	$814	$(21,608)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors

The Forester Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Forester Discovery  Fund, (the "Fund"), a series of The Forester Funds, Inc., including the schedule of investments, as of March 31, 2006 and the related statement of operations, for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audit.  The financial highlights for each of the three years in the period ended March 31, 2004 were audited by other auditors whose reports expressed unqualified opinions on this information.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of March 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Discovery Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	Sanville & Company
May 16, 2006

DIRECTORS AND OFFICERS OF THE COMPANY

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors.  The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

*Thomas H. Forester - Director , President and Treasurer and has served since September 10, 1999.  His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, IL 60048.  Mr. Forester, 47, has been President of Forester Capital Management, Ltd. (the "Adviser") since February, 1999.  Prior to that time, he was an officer and portfolio manager from May 1997 through January 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Investments Inc.; and an officer and  portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc.  He oversees 2 portfolios in the fund complex.  He does not hold any other directorships designated by Item 13(a)(1) of the Rules.  Mr. Forester owns approximately 13% of the shares of the Discovery Fund.

Wayne A. Grudem - Director, has served since September, 1999.  Mr. Grudem, 58, has been a Professor at Phoenix Seminary in Scottsdale, Arizona since 2001.  Previously, he was a Professor at Trinity International University for more than five years.  His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048.  He oversees 2 portfolios in the fund complex.  He does not hold any other directorships designated by Item 13(a)(1) of the Rules.

Michael B. Kelley - Director, has served since September, 1999.  Mr. Kelley, 44, has been a Territory Executive at WW Grainger, a national distribution firm to commercial and industrial industries for more than five years.  His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048.  He oversees 2 portfolios in the fund complex.

He does not hold any other directorships designated by Item 13(a)(1) of the Rules.

*Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager and owns 13% of the shares of the Discovery Fund.

PROXY VOTING

The Company’s Board of Directors has approved proxy voting procedures for the Fund, setting forth guidelines and procedures for the voting of proxies relating to securities held by the Fund.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.

RENEWAL OF MANAGEMENT AGREEMENT

At a board meeting held on March 15, 2006 the Board of Directors, including a majority of independent Directors, determined whether to renew the Advisory Agreement.  The 1940 Act requires that the Board request and evaluate, and that the Advisor provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement.  In approving the most recent annual continuance of the Advisory Agreement, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The principal areas of review by the Directors were the nature and quality of the services provided by the Advisor and the reasonableness of the fees charged for those services.

No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Advisory Agreement.  Rather the Directors concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Fund to continue its Advisory Agreement without modifications to its terms, including the fees charged for services there under.

QUARTERLY PORTFOLIO SCHEDULE

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

The Statement of Additional Information includes additional information about the Company’s directors and is available, without charge, upon request, by calling toll-free 1-888-701-8405.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that Thomas Forester is an audit committee financial expert.  Thomas Forester is not independent for purposes of this Item 3.  Mr. Forester is considered an expert due to education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2006

$  9,311

FY 2005

$  9,688

(b)

Audit-Related Fees

Registrant

FY 2006

$ 0

FY 2005

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2006

$ 1,000

FY 2005

$ 1,000

Nature of the fees:

Tax filing and preparation.

(d)

All Other Fees

Registrant

FY 2006

$ 0

FY 2005

$ 0

Nature of the fees:

(e)

(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(2) During 2006, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date June 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date June 6, 2006